Stockholders' Equity (Deficit) (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Equity [Abstract]
Schedule of Warrants Outstanding

Details of our warrants outstanding as of September 30, 2020 is as follows:

Exercise Price	Warrants Outstanding	Warrants Exercisable	Weighted Average Contractual Life (Years)
$0.10	233,060	233,060	4.79

During the year ended March 31, 2020 all previously outstanding warrants expired and no new warrants were granted. Transactions involving our warrants are summarized as follows:

		Weighted
	Number of	Average
	Shares	Exercise Price
Warrants outstanding at March 31, 2018	6,169,497	$1.50
Granted / restated	-	$-
Cancelled	-	$-
Expired	(1,117,000)	$(1.48)
Warrants outstanding at March 31, 2019	5,052,497	$1.50
Granted	-	$-
Cancelled	-	$-
Expired	(5,052,497)	$(1.50)
Warrants outstanding at March 31, 2020	-	$-

Summary of Changes in Employee Stock Options Outstanding and the Related Prices

The following table summarizes the changes in employee stock options outstanding and the related prices for the shares of our common stock issued to employees under two employee stock option plans:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (years)	Value
Options outstanding at March 31, 2018	35,000	$10.00	1.51	$-
Granted	-	$-
Exercised	-	$-
Cancelled / expired	-	$-
Options outstanding at March 31, 2019	35,000	$10.00	0.51	$-
Granted	-	$-
Exercised	-	$-
Cancelled / expired	(35,000)	$10.00
Options outstanding at March 31, 2020	-	$-	-	$-
Options exercisable at March 31, 2020	-	$-	-	$-